Notes to the Profit or Loss Statement - Summary Of Number Of Employees (Detail) - Employees	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number Of Employees [Line Items]
Number of employees	615	426	329
Unalloctaed Employees [Member]
Number Of Employees [Line Items]
Number of employees	133	116	71
Proprietary development segment [member]
Number Of Employees [Line Items]
Number of employees	423	249	209
Partnered discovery segment [member]
Number Of Employees [Line Items]
Number of employees	59	61	49
Research and development [member]
Number Of Employees [Line Items]
Number of employees	351	300	246
Selling [Member]
Number Of Employees [Line Items]
Number of employees	142	40	21
General and administrative [member]
Number Of Employees [Line Items]
Number of employees	122	86	62